FINANCE AND ACCRETION EXPENSE - Disclosure of finance expenses (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Finance And Accretion Expenses [Abstract]
Interest expense	$ 71,447	$ 61,886
Amortization of deferred financing charges	2,503	2,515
Loss on settlement of long-term debt	0	4,646
Less: interest expense capitalized	(29,759)	(23,060)
Finance expenses, net	44,191	45,987
Accretion on deferred revenue	10,165	7,244
Accretion on PER	2,862	2,780
Accretion on Cariboo consideration payable	13,237	23,920
Accretion on Florence royalty obligation	34,178	12,993
Accretion expenses	60,442	46,937
Total Finance and Accretion expense	$ 104,633	$ 92,924